Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Jan. 03, 2026 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table sets forth additional compensation information of Mr. Maleh, our principal executive officer, or PEO, and our other named executive officers, or Non-PEO NEOs, and Company performance for the fiscal years ended in 2021, 2022, 2023, 2024 and 2025.
Fiscal Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on(4):		Net Income ($ in millions) (h)	Non-GAAP Net Revenue ($ in millions)(5) (i)
					Total Shareholder Return (TSR) (f)	Peer Group Total Shareholder Return (g)
2025	$4,156,568	$4,843,318	$1,035,060	$610,520	$419.07	$134.42	$54.8	$751.6
2024	$4,190,131	$9,414,522	$1,911,354	$3,353,505	$375.29	$158.19	$46.7	$687.4
2023	$3,584,193	$1,719,457	$1,194,327	$784,896	$196.45	$156.21	$38.5	$624.0
2022	$3,794,707	$6,666,030	$1,281,503	$1,891,193	$239.76	$138.71	$43.6	$590.9
2021	$3,838,392	$8,739,743	$1,169,357	$2,136,051	$180.35	$140.76	$41.7	$565.9

(1)
Mr. Maleh has been our PEO for each year presented. For purposes of calculating the average compensation amounts for our non-PEO NEOs, Messrs. Holmes and Yellin were included for each year presented. Mr. Mahoney was included for fiscal years 2021 through 2024 and for a portion of fiscal 2025 through his resignation in April 2025. Dr. Nierenberg and Mr. Langan were included beginning in fiscal 2025 following their appointments as NEOs effective August 2025. Compensation amounts for each non-PEO NEO reflect compensation earned during the applicable fiscal year, including compensation earned for partial-year service.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Summary Compensation Table (“SCT”) Total	Less, Value of Stock Awards reported in SCT	Plus, Year- end value of awards granted in fiscal year that are unvested and outstanding	Plus/(Less), Change in fair value of prior year awards that are unvested and outstanding	Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	Less, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	Less, Prior year- end fair value of awards that failed to vest in fiscal year	Plus, Value of dividends paid on equity awards	Total Adjustments	Compensation Actually Paid
PEO Adjustments	$4,156,568	$(2,099,925)	$2,494,573	$373,198	$—	$(174,589)	$—	$93,493	$686,750	$4,843,318
Non-PEO NEO Adjustments	$1,035,060	$(295,031)	$362,777	$(194,901)	$—	$(20,309)	$(286,218)	$9,144	$(424,540)	$610,520
(4)
The Peer Group Total Shareholder Return, or TSR, set forth in this table utilizes the customized peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended January 3, 2026. The customized peer group consists of three companies: Exponent Inc., FTI Consulting Inc. and Huron Consulting Group Inc. The comparison assumes $100 was invested for the period starting January 2, 2021, through the end of the listed year in the Company and in the customized peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the customized peer group. Historical stock performance is not necessarily indicative of future stock performance.

(5)
Non-GAAP net revenue was subject to the following non-GAAP adjustments: acquisitions, discontinued operations, and extraordinary and special items, each to the extent that they arose during fiscal 2021, 2022, 2023, 2024 and 2025 and any other adjustments to our publicly reported GAAP results in our earnings releases for each applicable fiscal year, consistent with past practice.

Company Selected Measure Name	Non-GAAP Net Revenue
Named Executive Officers, Footnote
(1)
Mr. Maleh has been our PEO for each year presented. For purposes of calculating the average compensation amounts for our non-PEO NEOs, Messrs. Holmes and Yellin were included for each year presented. Mr. Mahoney was included for fiscal years 2021 through 2024 and for a portion of fiscal 2025 through his resignation in April 2025. Dr. Nierenberg and Mr. Langan were included beginning in fiscal 2025 following their appointments as NEOs effective August 2025. Compensation amounts for each non-PEO NEO reflect compensation earned during the applicable fiscal year, including compensation earned for partial-year service.

Peer Group Issuers, Footnote
(4)
The Peer Group Total Shareholder Return, or TSR, set forth in this table utilizes the customized peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended January 3, 2026. The customized peer group consists of three companies: Exponent Inc., FTI Consulting Inc. and Huron Consulting Group Inc. The comparison assumes $100 was invested for the period starting January 2, 2021, through the end of the listed year in the Company and in the customized peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the customized peer group. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,156,568	$ 4,190,131	$ 3,584,193	$ 3,794,707	$ 3,838,392
PEO Actually Paid Compensation Amount	$ 4,843,318	9,414,522	1,719,457	6,666,030	8,739,743
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Summary Compensation Table (“SCT”) Total	Less, Value of Stock Awards reported in SCT	Plus, Year- end value of awards granted in fiscal year that are unvested and outstanding	Plus/(Less), Change in fair value of prior year awards that are unvested and outstanding	Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	Less, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	Less, Prior year- end fair value of awards that failed to vest in fiscal year	Plus, Value of dividends paid on equity awards	Total Adjustments	Compensation Actually Paid
PEO Adjustments	$4,156,568	$(2,099,925)	$2,494,573	$373,198	$—	$(174,589)	$—	$93,493	$686,750	$4,843,318
Non-PEO NEO Adjustments	$1,035,060	$(295,031)	$362,777	$(194,901)	$—	$(20,309)	$(286,218)	$9,144	$(424,540)	$610,520

Non-PEO NEO Average Total Compensation Amount	$ 1,035,060	1,911,354	1,194,327	1,281,503	1,169,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 610,520	3,353,505	784,896	1,891,193	2,136,051
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	Summary Compensation Table (“SCT”) Total	Less, Value of Stock Awards reported in SCT	Plus, Year- end value of awards granted in fiscal year that are unvested and outstanding	Plus/(Less), Change in fair value of prior year awards that are unvested and outstanding	Plus, Fair market value of awards granted in fiscal year that vested in fiscal year	Less, Change in fair value (from prior year-end) of prior year awards that vested in fiscal year	Less, Prior year- end fair value of awards that failed to vest in fiscal year	Plus, Value of dividends paid on equity awards	Total Adjustments	Compensation Actually Paid
PEO Adjustments	$4,156,568	$(2,099,925)	$2,494,573	$373,198	$—	$(174,589)	$—	$93,493	$686,750	$4,843,318
Non-PEO NEO Adjustments	$1,035,060	$(295,031)	$362,777	$(194,901)	$—	$(20,309)	$(286,218)	$9,144	$(424,540)	$610,520

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following performance measures reflect the Company’s most important financial performance measures in effect for 2025, for purposes of setting executive compensation as further described and defined in the sections titled “Compensation of Directors and Executive Officers—Compensation discussion and analysis” and “Executive compensation.” The measures in this table are not ranked.
•
Non-GAAP Net Revenue

•
Non-GAAP Net Revenue Growth

•
Performance Compensation EBITDA

•
Performance Compensation EBITDA Margin

Total Shareholder Return Amount	$ 419.07	375.29	196.45	239.76	180.35
Peer Group Total Shareholder Return Amount	134.42	158.19	156.21	138.71	140.76
Net Income (Loss)	$ 54,800,000	$ 46,700,000	$ 38,500,000	$ 43,600,000	$ 41,700,000
Company Selected Measure Amount	751.6	687.4	624.0	590.9	565.9
PEO Name	Mr. Maleh
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Net Revenue
Non-GAAP Measure Description
(5)
Non-GAAP net revenue was subject to the following non-GAAP adjustments: acquisitions, discontinued operations, and extraordinary and special items, each to the extent that they arose during fiscal 2021, 2022, 2023, 2024 and 2025 and any other adjustments to our publicly reported GAAP results in our earnings releases for each applicable fiscal year, consistent with past practice.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Performance Compensation EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Performance Compensation EBITDA Margin
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 686,750
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,099,925)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,494,573
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,198
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,589)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,493
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,540)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,031)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,777
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,901)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,309)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,218)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,144